SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Opening balance	$ 93,317	$ 97,916
Issuance of loans payable		60,000
Fair value adjustment	(3,382)	(24,576)
Repayment of loans payable	(5,060)	(44,428)
Accretion expense	4,701	4,405
Ending balance	$ 89,576	$ 93,317